Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of deposits from banks [line items]
Deposits from banks	£ 16,503	£ 17,824
Items in Course of Transmission [member]
Disclosure of deposits from banks [line items]
Deposits from banks	326	262
Deposits Held as Collateral [member]
Disclosure of deposits from banks [line items]
Deposits from banks	3,585	4,058
Other Deposits [member]
Disclosure of deposits from banks [line items]
Deposits from banks	£ 12,592	£ 13,504